PIMCO Short Term Municipal Bond Active Exchange-Traded Fund Annual Fund Operating Expenses - PIMCO Short Term Municipal Bond Active Exchange-Traded Fund - PIMCO Short Term Municipal Bond Active Exchange-Traded Fund
Jun. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Expenses (as a percentage of Assets)	0.35%